                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F
                                13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Burgundy Asset Management Ltd
Address: 181 Bay Street, Suite 4510
         Bay Wellington Tower, BCE Place
         Toronto, Ontario M5J 2T3

Form 13F File Number: 28-11129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James Meadows
Title: Vice President
Phone: (416) 868-3570

Signature, Place, and Date of Signing:

   /s/ James Meadows         Toronto, Ontario Canada      November 12, 2007
------------------------  ---------------------------    -------------------
      [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number      Name

28-_______                _________________________________________
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            NONE

Form 13F Information Table Entry Total:         85

Form 13F Information Table Value Total:  2,528,928
                                        ----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          FORM 13F INFORMATION TABLE

Security Listing by Country Report - September 30, 2007

                                                            Market Value                  Investment  Other    Voting
Name of Issuer                 Title of Class    Cusip        (x1000)       Total Shares   Decision  Managers Authority
--------------                 -------------- ----------- ----------------- ------------  ---------- -------- ---------
3M Co.                              COM         88579Y101             34349  367051  SH     SOLE                367051
Abercrombie & Fitch Co.             COM       002896 20 7             19730  244480  SH     SOLE                244480
Aflac Inc.                          COM       001055 10 2             44280  776304  SH     SOLE                776304
Altria Group Inc.                   COM         02209S103             51082  734680  SH     SOLE                734680
Apollo Group Inc.                   CL A      037604 10 5              7735  128600  SH     SOLE                128600
Ares Capital Corp.                  COM         04010L103             23300 1432071  SH     SOLE               1432071
Arthur J. Gallagher & Co.           COM       363576 10 9             35072 1210634  SH     SOLE               1210634
Asbury Automotive Group Inc.        COM       043436 10 4              3398  171514  SH     SOLE                171514
AutoNation Inc.                     COM         05329W102              4540  256200  SH     SOLE                256200
Belo Corp.                          CL A      080555 10 5              2840  163600  SH     SOLE                163600
Berkshire Hathaway Inc.             CL A      084670 10 8             51552     435  SH     SOLE                   435
Berkshire Hathaway Inc.             CL B      084670 20 7              1047     265  SH     SOLE                   265
BioScrip Inc.                       COM         09069N108              1205  187720  SH     SOLE                187720
Brown & Brown Inc.                  COM       115236 10 1             37636 1431010  SH     SOLE               1431010
Copart, Inc.                        COM       217204 10 6             37521 1091033  SH     SOLE               1091033
Dollar Financial Corp.              COM       256664 10 3             44960 1575895  SH     SOLE               1575895
Dow Jones & Co., Inc.               COM       260561 10 5               299    5000  SH     SOLE                  5000
DTS Inc.                            COM         23335C101             34254 1127890  SH     SOLE               1127890
E.W. Scripps Co.                    CL A      811054 20 4             21868  520660  SH     SOLE                520660
Emerson Electric Co.                COM       291011 10 4             24071  452290  SH     SOLE                452290
Entravision Communications
  Corp.                             CL A        29382R107             12917 1400951  SH     SOLE               1400951
Equifax Inc.                        COM       294429 10 5             46451 1218536  SH     SOLE               1218536
Expedia Inc.                        COM         30212P105              7632  239406  SH     SOLE                239406
FedEx Corp.                         COM         31428X106             95689  913501  SH     SOLE                913501
Fidelity National Information
  Services Inc.                     COM         31620M106              2419   54530  SH     SOLE                 54530
First American Corp.                COM       318522 30 7              5108  139500  SH     SOLE                139500
Fossil Inc.                         COM       349882 10 0             23993  642207  SH     SOLE                642207
Getty Images Inc.                   COM       374276 10 3             35435 1272800  SH     SOLE               1272800
Gladstone Investment Corp.          COM       376546 10 7             14635 1139782  SH     SOLE               1139782
Greenfield Online Inc.              COM       395150 10 5             28433 1864470  SH     SOLE               1864470
H&R Block Inc.                      COM       093671 10 5            104006 4910591  SH     SOLE               4910591
HCC Insurance Holdings Inc.         COM       404132 10 2             48448 1691624  SH     SOLE               1691624
Hercules Offshore Inc.              COM       427093 10 9             26989 1033675  SH     SOLE               1033675
Hilb Rogal & Hobbs Company          COM       431294 10 7             38557  889836  SH     SOLE                889836
Hudson City Bancorp Inc.            COM       443683 10 7              8127  528400  SH     SOLE                528400
infoUSA Inc.                        COM       456818 30 1             26904 2896068  SH     SOLE               2896068
Interactive Data Corp.              COM         45840J107             55742 1976662  SH     SOLE               1976662
International Speedway Corp.        CL A      460335 20 1             25865  563997  SH     SOLE                563997
IVCI CORP                           CL B      450704 10 1                 0   10000  SH     SOLE                 10000
Jackson Hewitt Tax Service
  Inc.                              COM       468202 10 6             42040 1503572  SH     SOLE               1503572
Johnson & Johnson                   COM       478160 10 4            134811 2051919  SH     SOLE               2051919
Jupitermedia Corp.                  COM         48207D101             21034 3322953  SH     SOLE               3322953
Kayne Anderson Energy
  Development Co.                   COM         48660Q102             24021  942721  SH     SOLE                942721
Kohlberg Capital Corp.              COM       500233 10 1              4087  271393  SH     SOLE                271393
Laboratory Corporation of
  America Holdings                  COM         50540R409              7142   91300  SH     SOLE                 91300
LECG Corp.                          COM       523234 10 2             19216 1289690  SH     SOLE               1289690
M&T Bank Corp.                      COM         55261F104               703    6800  SH     SOLE                  6800
McDonald's Corp.                    COM       580135 10 1             59359 1089764  SH     SOLE               1089764
Merck & Co., Inc.                   COM       589331 10 7              2936   56800  SH     SOLE                 56800
Merit Medical Systems Inc.          COM       589889 10 4             15921 1226548  SH     SOLE               1226548
Microsoft Corp.                     COM       594918 10 4            109307 3710364  SH     SOLE               3710364
NBTY Inc.                           COM       628782 10 4             14258  351193  SH     SOLE                351193
NGP Capital Resources Co.           COM         62912R107             18020 1110273  SH     SOLE               1110273
Nike, Inc.                          CL B      654106 10 3             48048  819086  SH     SOLE                819086
NU Skin Enterprises Inc.            CL A        67018T105             15889  983212  SH     SOLE                983212
Nutraceutical International
  Corp.                             COM         67060Y101             15710 1032843  SH     SOLE               1032843
Omnicom Group Inc.                  COM       681919 10 6             28563  593952  SH     SOLE                593952
Patterson-UTI Energy, Inc.          COM       703481 10 1              5586  247500  SH     SOLE                247500
Pfizer Inc.                         COM       717081 10 3               489   20000  SH     SOLE                 20000
Pool Corp.                          COM         73278L105             17536  702000  SH     SOLE                702000
Priceline.com Inc.                  COM       741503 40 3             19484  219534  SH     SOLE                219534
Procter & Gamble Co.                COM       742718 10 9             27852  395957  SH     SOLE                395957
Quest Diagnostics Inc.              COM         74834L100             32179  557027  SH     SOLE                557027
Radio One Inc.                      CL D        75040P405             24549 6581443  SH     SOLE               6581443
RC2 Corp.                           COM       749388 10 4             29533 1066570  SH     SOLE               1066570
Rent-A-Center Inc.                  COM         76009N100              3412  188200  SH     SOLE                188200
Saga Communications Inc.            COM       786598 10 2               368   50200  SH     SOLE                 50200
School Specialty Inc.               COM       807863 10 5             33110  956095  SH     SOLE                956095
Sherwin-Williams Co.                COM       824348 10 6             30008  456675  SH     SOLE                456675
Skechers USA Inc.                   CL A      830566 10 5             49584 2243625  SH     SOLE               2243625
Speedway Motorsports Inc.           COM       847788 10 6             18972  512766  SH     SOLE                512766
State Street Corp.                  COM       857477 10 3             98830 1449965  SH     SOLE               1449965
Steven Madden Ltd.                  COM       556269 10 8             28071 1481337  SH     SOLE               1481337
Stratasys Inc.                      COM       862685 10 4             14329  519910  SH     SOLE                519910
Tempur-Pedic International
  Inc.                              COM         88023U101             40922 1144668  SH     SOLE               1144668
The McGraw-Hill Companies,
  Incorporated                      COM       580645 10 9             25679  504400  SH     SOLE                504400
Tim Hortons Inc.                    COM         88706M103             79036 2267880  SH     SOLE               2267880
United Technologies
  Corporation                       COM       913017 10 9             47944  595725  SH     SOLE                595725
US Gold Corp.                       COM       912023 20 7                63   10000  SH     SOLE                 10000
W.W. Grainger Inc.                  COM       384802 10 4              4259   46700  SH     SOLE                 46700
Wachovia Corp.                      COM       929903 10 2             46460  926428  SH     SOLE                926428
Wal-Mart Stores Inc.                COM       931142 10 3             57681 1321433  SH     SOLE               1321433
Walt Disney Co.                     COM       254687 10 6             38370 1115740  SH     SOLE               1115740
Wells Fargo & Co.                   COM       949746 10 1             37914 1064413  SH     SOLE               1064413
Wyeth                               COM       983024 10 0             47554 1067441  SH     SOLE               1067441
                                                    Total $2,528,927,570.48                 Count                   85